Employee Cost (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Employee Cost [Abstract]
Summary of Employee Cost

Employee Cost for the years ended December 31, 2017, 2018 and 2019 was comprised of the following:

	2017		2018		2019
Wages and salaries	Ps.	453,452	Ps.	541,186	Ps.	605,708
Other remunerations		61,527		73,031		83,984
Social benefits		54,003		64,934		72,733
Severance payments		4,464		13,132		8,877
Labor union fees		16,991		17,673		18,420
Taxes on employee benefits		7,832		9,383		10,886
PTU		10,128		7,804		7,900
Retirement employee benefits		16,688		7,465		22,735
Others		38,275		39,022		45,825
	Ps.	663,360	Ps.	773,630	Ps.	877,068